UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Strategic Income Fund
(Effective September 22, 2011 the Fund was renamed DWS Unconstrained Income Fund)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 67.3%
Consumer Discretionary 9.8%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		295,000	289,100
AMC Entertainment, Inc.:
8.0%, 3/1/2014		225,000	225,563
8.75%, 6/1/2019		535,000	568,437
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		95,000	99,988
American Achievement Corp., 144A, 10.875%, 4/15/2016		275,000	243,375
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		270,000	269,325
144A, 8.375%, 11/15/2020		465,000	475,462
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		555,000	572,344
9.625%, 3/15/2018		240,000	260,100
Beazer Homes USA, Inc., 9.125%, 6/15/2018		145,000	121,800
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		290,000	289,275
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		545,000	565,437
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		250,000	250,625
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	69,388
8.0%, 4/15/2020		65,000	71,175
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		790,000	707,050
11.25%, 6/1/2017		1,610,000	1,773,012
12.75%, 4/15/2018		290,000	290,000
Carnival Corp., 6.65%, 1/15/2028		860,000	914,737
Carrols Corp., 9.0%, 1/15/2013		120,000	120,449
CCO Holdings LLC:
6.5%, 4/30/2021		1,320,000	1,316,700
7.0%, 1/15/2019		125,000	130,000
7.25%, 10/30/2017		520,000	548,600
7.875%, 4/30/2018		220,000	236,500
8.125%, 4/30/2020		145,000	159,138
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,585,000	1,686,044
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		140,000	131,600
9.625%, 6/1/2015 (PIK)		126,225	122,438
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		145,000	137,025
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		80,000	87,000
Series B, 9.25%, 12/15/2017		125,000	136,563
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019		325,000	333,125
CSC Holdings LLC, 8.5%, 6/15/2015		710,000	766,800
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019 (b)		145,000	139,200
DineEquity, Inc., 9.5%, 10/30/2018		1,050,000	1,153,687
DIRECTV Holdings LLC, 6.375%, 3/1/2041		855,000	940,007
DISH DBS Corp.:
6.625%, 10/1/2014		335,000	357,194
144A, 6.75%, 6/1/2021		55,000	56,788
7.125%, 2/1/2016		620,000	661,850
Dunkin' Brands, Inc., 144A, 9.625%, 12/1/2018		153,000	154,337
EH Holding Corp., 144A, 7.625%, 6/15/2021		245,000	252,350
Fiesta Restaurant Group, 144A, 8.875%, 8/15/2016 (c)		435,000	443,700
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		270,000	135
Ford Motor Co., 7.45%, 7/16/2031		370,000	421,733
Gannett Co., Inc.:
8.75%, 11/15/2014		120,000	135,600
9.375%, 11/15/2017		240,000	267,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	239,113
Gymboree Corp., 9.125%, 12/1/2018 (b)		340,000	328,100
Hertz Corp.:
144A, 6.75%, 4/15/2019		680,000	680,000
144A, 7.5%, 10/15/2018		905,000	934,412
8.875%, 1/1/2014		133,000	136,491
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		905,000	932,150
Lear Corp.:
7.875%, 3/15/2018		220,000	237,325
8.125%, 3/15/2020		220,000	240,900
Levi Strauss & Co., 7.625%, 5/15/2020		365,000	367,281
Limited Brands, Inc., 7.0%, 5/1/2020		120,000	127,500
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		580,000	589,425
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		45,000	53,830
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		635,000	656,431
Mediacom LLC, 9.125%, 8/15/2019		200,000	213,000
MGM Resorts International:
7.5%, 6/1/2016		215,000	209,625
7.625%, 1/15/2017		585,000	574,031
9.0%, 3/15/2020		460,000	511,750
144A, 10.0%, 11/1/2016		240,000	258,900
10.375%, 5/15/2014		195,000	222,788
11.125%, 11/15/2017		245,000	282,362
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		140,000	145,950
National CineMedia LLC, 144A, 7.875%, 7/15/2021		275,000	283,250
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		145,000	146,450
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		155,000	162,363
Norcraft Companies LP, 10.5%, 12/15/2015		520,000	507,000
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		430,000	438,062
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	919,600
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		340,000	367,200
PVH Corp., 7.375%, 5/15/2020		150,000	161,625
Regal Entertainment Group, 9.125%, 8/15/2018		190,000	200,450
Sabre Holdings Corp., 8.35%, 3/15/2016		565,000	501,437
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		340,000	310,250
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	288,400
144A, 7.804%, 10/1/2020		375,000	373,256
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		400,000	415,840
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		265,000	279,575
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		915,000	1,020,225
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		525,000	553,875
Standard Pacific Corp.:
8.375%, 5/15/2018		605,000	609,537
10.75%, 9/15/2016		430,000	490,200
Toys "R" Us, Inc., 7.375%, 10/15/2018		270,000	259,200
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		195,000	200,850
Travelport LLC:
4.879% **, 9/1/2014		170,000	146,200
9.0%, 3/1/2016		380,000	344,850
11.875%, 9/1/2016		135,000	120,150
UCI International, Inc., 8.625%, 2/15/2019		130,000	133,250
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	702,823
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		960,000	1,032,000
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	59,550
144A, 7.875%, 11/1/2020		135,000	139,219
144A, 8.5%, 5/15/2021		160,000	158,400
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	215,000	307,389
144A, 9.75%, 4/15/2018	EUR	445,000	677,856
Valassis Communications, Inc., 6.625%, 2/1/2021		190,000	190,000
Videotron Ltd., 9.125%, 4/15/2018		225,000	252,844
Visant Corp., 10.0%, 10/1/2017		460,000	475,525
Visteon Corp., 144A, 6.75%, 4/15/2019		455,000	445,900
Wyndham Worldwide Corp., 5.75%, 2/1/2018		1,290,000	1,364,832
Wynn Las Vegas LLC, 7.75%, 8/15/2020		275,000	303,875
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		360,000	390,600

			42,627,028
Consumer Staples 2.5%
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	139,200
Altria Group, Inc.:
4.75%, 5/5/2021		910,000	940,605
9.95%, 11/10/2038		855,000	1,248,887
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		355,000	353,225
B&G Foods, Inc., 7.625%, 1/15/2018		200,000	214,000
Central Garden & Pet Co., 8.25%, 3/1/2018		210,000	216,300
Darling International, Inc., 8.5%, 12/15/2018		485,000	534,106
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		750,000	771,563
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		175,000	185,281
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	473,525
NBTY, Inc., 9.0%, 10/1/2018		140,000	149,625
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	868,289
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	939,645
Rite Aid Corp.:
7.5%, 3/1/2017		175,000	178,500
8.0%, 8/15/2020		570,000	631,275
10.25%, 10/15/2019		245,000	271,950
Smithfield Foods, Inc.:
7.75%, 7/1/2017		1,315,000	1,390,613
10.0%, 7/15/2014		420,000	490,875
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		185,000	192,169
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		175,000	181,563
Tops Holding Corp., 10.125%, 10/15/2015		325,000	346,531
TreeHouse Foods, Inc., 7.75%, 3/1/2018		135,000	144,281
US Foodservice, 144A, 8.5%, 6/30/2019		215,000	212,850

			11,074,858
Energy 6.9%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		143,000	145,860
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		370,000	381,562
Anadarko Petroleum Corp., 6.375%, 9/15/2017		1,265,000	1,491,233
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		125,000	130,938
7.25%, 10/1/2020		110,000	115,088
144A, 7.25%, 6/15/2021		200,000	210,000
8.75%, 8/1/2016		545,000	604,950
Berry Petroleum Co.:
6.75%, 11/1/2020		270,000	276,750
10.25%, 6/1/2014		235,000	268,487
Bill Barrett Corp., 9.875%, 7/15/2016		190,000	214,700
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		300,000	321,000
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		125,000	131,250
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	272,350
Chaparral Energy, Inc., 8.25%, 9/1/2021		680,000	702,100
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	669,875
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		125,000	133,750
8.5%, 12/15/2019		115,000	124,344
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		90,000	90,900
8.0%, 4/1/2017		625,000	689,062
8.25%, 4/1/2020		360,000	400,500
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	187,250
7.375%, 10/1/2020		185,000	199,338
8.25%, 10/1/2019		85,000	93,500
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		960,000	955,200
Crosstex Energy LP, 8.875%, 2/15/2018		305,000	331,687
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		430,000	442,900
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		580,000	593,050
El Paso Corp., 7.25%, 6/1/2018		280,000	324,756
Energy Transfer Equity LP, 7.5%, 10/15/2020		215,000	230,050
Frontier Oil Corp.:
6.875%, 11/15/2018		280,000	298,900
8.5%, 9/15/2016		40,000	42,900
Genesis Energy LP, 144A, 7.875%, 12/15/2018		250,000	254,375
Global Geophysical Services, Inc., 10.5%, 5/1/2017		730,000	771,975
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		140,000	145,950
Holly Energy Partners LP, 8.25%, 3/15/2018		305,000	323,300
HollyFrontier Corp., 9.875%, 6/15/2017		450,000	505,125
Inergy LP:
144A, 6.875%, 8/1/2021		90,000	90,450
7.0%, 10/1/2018		345,000	351,900
KazMunayGaz National Co., 144A, 6.375%, 4/9/2021		800,000	854,000
Linn Energy LLC:
144A, 6.5%, 5/15/2019		315,000	314,606
144A, 7.75%, 2/1/2021		350,000	372,750
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		700,000	742,485
MEG Energy Corp., 144A, 6.5%, 3/15/2021		240,000	249,600
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	706,200
Nexen, Inc., 5.875%, 3/10/2035		425,000	430,850
Niska Gas Storage US LLC, 8.875%, 3/15/2018		305,000	325,206
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		280,000	288,400
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		35,000	38,763
Petrohawk Energy Corp.:
7.25%, 8/15/2018		720,000	837,000
7.875%, 6/1/2015		115,000	124,488
Plains All American Pipeline LP, 5.0%, 2/1/2021		1,005,000	1,070,415
Plains Exploration & Production Co., 7.625%, 6/1/2018		345,000	370,875
Quicksilver Resources, Inc., 11.75%, 1/1/2016		255,000	294,525
Range Resources Corp., 6.75%, 8/1/2020		105,000	114,713
Regency Energy Partners LP:
6.875%, 12/1/2018		205,000	217,300
9.375%, 6/1/2016		800,000	895,000
Reliance Holdings USA, Inc., 144A, 6.25%, 10/19/2040		750,000	733,475
Sabine Pass LNG LP:
7.25%, 11/30/2013		870,000	889,575
7.5%, 11/30/2016		455,000	468,650

SandRidge Energy, Inc.:
144A, 7.5%, 3/15/2021		310,000	325,500
144A, 8.0%, 6/1/2018		275,000	291,500
SESI LLC, 144A, 6.375%, 5/1/2019		245,000	246,837
Southwestern Energy Co., 7.5%, 2/1/2018		320,000	368,800
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	426,775
8.625%, 2/1/2017		275,000	287,375
Sunoco Logistics Partners Operations LP, 4.65%, 2/15/2022		730,000	741,972
Transocean, Inc., 6.5%, 11/15/2020		1,285,000	1,507,687
Valero Energy Corp., 6.125%, 2/1/2020		950,000	1,084,404
Venoco, Inc., 8.875%, 2/15/2019		615,000	636,525
Xinergy Corp., 144A, 9.25%, 5/15/2019		360,000	364,500

			30,138,056
Financials 19.1%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		780,000	783,900
Akbank TAS, 144A, 5.125%, 7/22/2015		855,000	852,862
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		520,000	470,600
Ally Financial, Inc.:
6.25%, 12/1/2017		570,000	580,775
8.0%, 3/15/2020		650,000	696,313
8.3%, 2/12/2015		810,000	886,950
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		800,000	876,000
American International Group, Inc., Series G, 5.6%, 10/18/2016		1,710,000	1,832,561
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		310,000	314,650
9.375%, 12/1/2017		425,000	465,375
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		280,800	169,182
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		571,200	582,624
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		712,000	720,900
Banco Votorantim SA, 144A, 7.375%, 1/21/2020		900,000	967,500
Bank of America Corp., 5.0%, 5/13/2021		1,455,000	1,440,155
Barclays Bank PLC, 5.14%, 10/14/2020		960,000	917,020
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		1,710,000	1,769,850
BNP Paribas, 3.6%, 2/23/2016		855,000	868,719
BP Capital Markets PLC, 4.5%, 10/1/2020		720,000	769,982
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,085,000	1,171,800
Capital One Financial Corp., 3.15%, 7/15/2016		525,000	526,960
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	246,094
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		1,650,000	1,654,125
7.0%, 5/1/2015		650	652
144A, 7.0%, 5/4/2015		610,000	611,525
144A, 7.0%, 5/2/2017		2,045,000	2,050,112
Citigroup, Inc., 5.375%, 8/9/2020		855,000	913,011
CNA Financial Corp., 5.75%, 8/15/2021		435,000	463,206
Country Garden Holdings Co., 144A, 11.125%, 2/23/2018		800,000	828,000
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		270,000	256,500
Credit Agricole SA, 144A, 3.5%, 4/13/2015		1,006,000	1,011,586
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	394,200
E*TRADE Financial Corp.:
6.75%, 6/1/2016		615,000	648,825
12.5%, 11/30/2017 (PIK)		515,000	615,425
Felcor Lodging LP, 144A, 6.75%, 6/1/2019		430,000	419,250
Ford Motor Credit Co., LLC:
5.875%, 8/2/2021		325,000	329,264
6.625%, 8/15/2017		350,000	383,369
7.25%, 10/25/2011		145,000	146,776
7.5%, 8/1/2012		2,500,000	2,618,502
8.125%, 1/15/2020		100,000	118,643
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	238,350
FUEL Trust, 144A, 3.984%, 6/15/2016		1,710,000	1,725,436
General Electric Capital Corp., 5.3%, 2/11/2021		460,000	490,333
Gruposura Finance, 144A, 5.7%, 5/18/2021		800,000	802,000
Hartford Financial Services Group, Inc., 5.5%, 3/30/2020		855,000	899,844
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	917,636
Health Care REIT, Inc., (REIT), 5.25%, 1/15/2022		855,000	886,091
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	218,377	188
Hexion US Finance Corp., 8.875%, 2/1/2018		1,995,000	2,114,700
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		1,000,000	1,134,105
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		1,000,000	1,026,250
HSBC Finance Corp., 144A, 6.676%, 1/15/2021		715,000	757,221
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		475,000	504,094
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,145,000	1,160,228
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	114,762
6.25%, 5/15/2019		290,000	289,391
8.625%, 9/15/2015		225,000	248,063
8.75%, 3/15/2017		1,065,000	1,190,137
Intesa Sanpaolo SpA, 144A, 2.658% **, 2/24/2014		1,205,000	1,184,439
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		400,000	411,000
Jefferies Group, Inc., 5.125%, 4/13/2018		1,710,000	1,742,062
KeyCorp, 5.1%, 3/24/2021		770,000	805,590
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		435,000	438,263
Lincoln National Corp., 7.0%, 6/15/2040		855,000	992,907
Lloyds TSB Bank PLC, 144A, 6.5%, 9/14/2020		1,285,000	1,274,193
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		855,000	956,574
Macquarie Group Ltd., 144A, 6.25%, 1/14/2021		1,305,000	1,323,236
Morgan Stanley:
5.5%, 7/28/2021		625,000	644,220
5.75%, 1/25/2021		1,710,000	1,800,179
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		310,000	303,800
National Money Mart Co., 10.375%, 12/15/2016		655,000	722,138
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		150,000	145,125
Nielsen Finance LLC, 11.5%, 5/1/2016		52,000	60,450
NII Capital Corp., 7.625%, 4/1/2021		350,000	367,500
Nuveen Investments, Inc.:
10.5%, 11/15/2015		775,000	807,937
144A, 10.5%, 11/15/2015		555,000	573,038
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		855,000	867,825
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		310,000	315,425
Petrobras International Finance Co., 5.375%, 1/27/2021		855,000	910,666
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		415,000	437,306
9.25%, 4/1/2015		575,000	596,563
PNC Bank NA, 6.875%, 4/1/2018		820,000	982,540
Qtel International Finance Ltd., 144A, 4.75%, 2/16/2021		730,000	732,737
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		585,000	561,600
144A, 7.125%, 4/15/2019		495,000	481,388
144A, 8.25%, 2/15/2021		240,000	221,400
144A, 8.5%, 10/15/2016		450,000	469,125
144A, 8.75%, 5/15/2018		630,000	604,800
144A, 9.0%, 4/15/2019		590,000	587,050
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015		855,000	825,927
Shinhan Bank, 144A, 4.125%, 10/4/2016		855,000	883,340
Societe Generale, 144A, 3.5%, 1/15/2016		855,000	850,180
Susser Holdings LLC, 8.5%, 5/15/2016		165,000	176,138
Telecom Italia Capital SA, 4.95%, 9/30/2014		1,026,000	1,033,384
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		400,000	426,000
The Goldman Sachs Group, Inc.:
5.25%, 7/27/2021		1,390,000	1,418,899
6.25%, 2/1/2041		865,000	870,001
Tomkins LLC, 144A, 9.0%, 10/1/2018		230,000	251,275
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	275,625
Tropicana Entertainment LLC, 9.625%, 12/15/2014 *		660,000	330
Unicredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		1,710,000	1,596,456
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		190,000	190,475
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,833,750
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,215,000	2,436,500
Wells Fargo & Co., 4.6%, 4/1/2021		1,000,000	1,040,881
Woori Bank, 144A, 5.875%, 4/13/2021		710,000	737,683

			83,040,492
Health Care 2.4%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		250,000	254,688
Community Health Systems, Inc., 8.875%, 7/15/2015		475,000	491,031
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		310,000	324,725
144A, 7.25%, 1/15/2022		310,000	325,500
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (b)		615,000	625,762
HCA, Inc.:
6.5%, 2/15/2020 (c)		1,245,000	1,263,675
7.5%, 2/15/2022 (c)		935,000	949,025
7.875%, 2/15/2020		2,020,000	2,186,650
8.5%, 4/15/2019		200,000	220,500
9.25%, 11/15/2016		1,175,000	1,253,578
9.625%, 11/15/2016 (PIK)		415,000	444,050
9.875%, 2/15/2017		484,000	543,290
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	105,450
STHI Holding Corp., 144A, 8.0%, 3/15/2018		355,000	363,875
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		590,000	604,750
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		415,000	419,150

			10,375,699
Industrials 5.8%
Accuride Corp., 9.5%, 8/1/2018		400,000	427,000
Actuant Corp., 6.875%, 6/15/2017		150,000	153,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		330,000	333,300
American Airlines, Inc., 144A, 7.5%, 3/15/2016 (b)		500,000	491,250
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		190,000	203,300
ARAMARK Corp., 8.5%, 2/1/2015		365,000	379,600
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		110,000	113,300
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		620,000	607,600
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		360,000	363,600
BE Aerospace, Inc.:
6.875%, 10/1/2020		210,000	225,750
8.5%, 7/1/2018		435,000	480,131
Belden, Inc.:
7.0%, 3/15/2017		195,000	199,875
9.25%, 6/15/2019		235,000	260,556
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		200,000	205,500
Bombardier, Inc., 144A, 7.75%, 3/15/2020		315,000	354,375
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	222,600
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		610,000	603,900
Cenveo Corp.:
8.875%, 2/1/2018		670,000	648,225
144A, 10.5%, 8/15/2016		215,000	211,775
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		995,000	890,525
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		167,112	108,623
Corrections Corp. of America, 7.75%, 6/1/2017		215,000	233,544
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		81,000	86,164
Deluxe Corp., 144A, 7.0%, 3/15/2019		185,000	184,075
Ducommun, Inc., 144A, 9.75%, 7/15/2018		375,000	385,312
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	487,425
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		235,000	246,750
FTI Consulting, Inc., 6.75%, 10/1/2020		825,000	841,500
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	369,250
H&E Equipment Services, Inc., 8.375%, 7/15/2016		645,000	665,962
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	625,000	835,198
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		185,000	190,550
144A, 7.125%, 3/15/2021		60,000	61,950
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	306,750
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		180,000	166,950
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		595,000	659,081
Kansas City Southern Railway Co., 8.0%, 6/1/2015		395,000	424,625
Masco Corp., 7.125%, 3/15/2020		855,000	880,492
Meritor, Inc.:
8.125%, 9/15/2015		305,000	316,438
10.625%, 3/15/2018		340,000	379,100
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		805,000	746,637
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		310,000	310,775
Nortek, Inc., 144A, 8.5%, 4/15/2021		750,000	699,375
Oshkosh Corp.:
8.25%, 3/1/2017		70,000	75,600
8.5%, 3/1/2020		140,000	152,250
Owens Corning, Inc., 9.0%, 6/15/2019		1,198,000	1,460,748
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		290,000	276,950
13.125%, 7/15/2014		540,000	554,850
RailAmerica, Inc., 9.25%, 7/1/2017		184,000	202,400
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		675,000	729,000
11.75%, 8/1/2016 (b)		95,000	100,344
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		130,000	142,350
Sitel LLC, 11.5%, 4/1/2018		520,000	466,700
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	260,100
7.5%, 10/1/2017		175,000	186,375
SPX Corp., 144A, 6.875%, 9/1/2017		125,000	134,063
Titan International, Inc., 144A, 7.875%, 10/1/2017		935,000	995,775
TransDigm, Inc., 144A, 7.75%, 12/15/2018		390,000	415,350
Triumph Group, Inc., 8.0%, 11/15/2017		60,000	64,200
Tutor Perini Corp., 7.625%, 11/1/2018		320,000	308,000
United Rentals North America, Inc.:
9.25%, 12/15/2019		510,000	570,562
10.875%, 6/15/2016		250,000	286,563
USG Corp., 144A, 9.75%, 8/1/2014		220,000	229,900
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		855,000	862,524

			25,436,292
Information Technology 2.9%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		220,000	220,000
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		55,000	54,175
7.375%, 5/1/2018		235,000	241,463
Aspect Software, Inc., 10.625%, 5/15/2017		345,000	369,150
Avaya, Inc., 144A, 7.0%, 4/1/2019		875,000	846,562
CDW LLC:
144A, 8.5%, 4/1/2019		630,000	622,125
11.0%, 10/12/2015		55,000	58,163
CommScope, Inc., 144A, 8.25%, 1/15/2019		510,000	530,400
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	356,125
Equinix, Inc.:
7.0%, 7/15/2021		255,000	265,200
8.125%, 3/1/2018		825,000	907,500
Fidelity National Information Services, Inc., 7.625%, 7/15/2017		100,000	106,625
First Data Corp.:
144A, 7.375%, 6/15/2019		180,000	181,350
144A, 8.25%, 1/15/2021		1,145,000	1,122,100
144A, 8.875%, 8/15/2020		485,000	518,950
Freescale Semiconductor, Inc.:
144A, 8.05%, 2/1/2020		510,000	513,825
144A, 9.25%, 4/15/2018		1,145,000	1,248,050
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	162,400
MasTec, Inc., 7.625%, 2/1/2017		270,000	275,062
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		250,000	238,750
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		265,000	257,713
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		310,000	313,100
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		310,000	313,100
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		140,000	142,100
10.25%, 8/15/2015		1,065,000	1,104,937
10.625%, 5/15/2015		300,000	326,250
Unisys Corp., 144A, 12.75%, 10/15/2014		203,000	235,480
Vangent, Inc., 9.625%, 2/15/2015		155,000	157,325
Western Union Co., 6.2%, 6/21/2040		855,000	888,235

			12,576,215
Materials 6.9%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		235,000	238,525
APERAM:
144A, 7.375%, 4/1/2016		225,000	223,313
144A, 7.75%, 4/1/2018		270,000	271,350
Appleton Papers, Inc., 11.25%, 12/15/2015		111,000	114,191
ArcelorMittal, 6.125%, 6/1/2018		1,250,000	1,375,657
Ball Corp.:
7.125%, 9/1/2016		135,000	147,994
7.375%, 9/1/2019		135,000	148,500
Berry Plastics Corp.:
8.25%, 11/15/2015		540,000	572,400
9.5%, 5/15/2018		355,000	355,888
9.75%, 1/15/2021		470,000	467,650
Boise Paper Holdings LLC, 8.0%, 4/1/2020		160,000	168,400
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		242,853	242,853
Celanese US Holdings LLC:
5.875%, 6/15/2021		175,000	185,500
6.625%, 10/15/2018		195,000	210,600
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		1,000,000	940,000
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		925,000	904,187
China Oriental Group Co., Ltd., 144A, 8.0%, 8/18/2015		400,000	412,800
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	401,844
Clondalkin Acquisition BV, 144A, 2.247% **, 12/15/2013		215,000	204,250
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	256,150
Crown Americas LLC:
144A, 6.25%, 2/1/2021		55,000	56,238
7.625%, 5/15/2017		230,000	248,975
Domtar Corp., 10.75%, 6/1/2017		230,000	296,700
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,320,000	1,326,600
Evraz Group SA, 144A, 6.75%, 4/27/2018		500,000	498,750
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	246,225
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		140,000	145,075
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		468,054	430,610
10.0%, 3/31/2015		460,160	455,558
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		855,000	904,453
Graham Packaging Co., LP, 8.25%, 10/1/2018		140,000	148,750
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	75,950
9.5%, 6/15/2017		630,000	697,725
Greif, Inc., 7.75%, 8/1/2019		995,000	1,087,037
Hexcel Corp., 6.75%, 2/1/2015		393,000	401,351
Huntsman International LLC:
8.625%, 3/15/2020		360,000	400,500
8.625%, 3/15/2021		140,000	155,925
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		300,000	317,250
International Paper Co., 7.95%, 6/15/2018		855,000	1,051,186
JMC Steel Group, 144A, 8.25%, 3/15/2018		360,000	373,500
Koppers, Inc., 7.875%, 12/1/2019		365,000	390,550
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		360,000	369,000
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		670,000	757,100
Metinvest BV, 144A, 10.25%, 5/20/2015		400,000	435,240
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		845,000	870,350
9.5%, 1/15/2021	EUR	390,000	571,599
Nalco Co., 144A, 6.625%, 1/15/2019		260,000	291,850
NewMarket Corp., 7.125%, 12/15/2016		455,000	473,484
Novelis, Inc.:
8.375%, 12/15/2017		930,000	1,012,537
8.75%, 12/15/2020		545,000	606,313
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	184,929
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		418,000	456,665
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	571,650
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		75,000	78,469
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		315,000	326,419
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		675,000	695,250
Radnor Holdings Corp., 11.0%, 3/15/2010 *		100,000	10
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		285,000	296,400
Silgan Holdings, Inc., 7.25%, 8/15/2016		440,000	469,700
Solo Cup Co., 10.5%, 11/1/2013		965,000	1,001,187
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		185,000	189,625
Texas Industries, Inc., 9.25%, 8/15/2020		455,000	447,606
United States Steel Corp., 7.375%, 4/1/2020 (b)		445,000	462,244
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		140,000	129,850
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	845,250
Vulcan Materials Co., 6.5%, 12/1/2016		870,000	866,546
Wolverine Tube, Inc., 15.0%, 3/31/2012 *		350,361	168,173

			30,128,406
Telecommunication Services 7.3%
American Tower Corp., 4.5%, 1/15/2018		875,000	910,696
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		140,000	146,475
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		2,410,000	2,635,937
CenturyLink, Inc., 6.45%, 6/15/2021		855,000	881,786
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	583,625
8.375%, 10/15/2020		1,030,000	1,040,300
8.75%, 3/15/2018		735,000	703,762
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		340,000	346,382
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		1,840,000	1,826,200
10.0%, 7/15/2015		430,000	464,400
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	618,675
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		480,000	536,400
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,525,000	1,582,492
ERC Ireland Preferred Equity Ltd., 144A, 8.42% **, 2/15/2017 (PIK)	EUR	278,607	2,002
Frontier Communications Corp.:
7.875%, 4/15/2015		60,000	65,250
8.25%, 4/15/2017		375,000	411,562
8.5%, 4/15/2020		500,000	548,750
8.75%, 4/15/2022		65,000	71,338
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		695,000	702,819
144A, 7.5%, 4/1/2021		905,000	918,575
8.5%, 11/1/2019		620,000	663,400
11.25%, 6/15/2016		330,000	351,450
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,375,000	1,471,250
11.5%, 2/4/2017 (PIK)		1,804,687	1,940,039
iPCS, Inc., 2.398% **, 5/1/2013		110,000	107,800
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		390,000	390,975
7.875%, 9/1/2018		445,000	473,369
Pacnet Ltd., 144A, 9.25%, 11/9/2015		230,000	230,000
Qwest Communications International, Inc.:
7.125%, 4/1/2018		295,000	315,650
8.0%, 10/1/2015		655,000	712,312
Qwest Corp., 7.5%, 10/1/2014		1,654,000	1,869,020
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		190,000	203,063
8.25%, 8/15/2019		115,000	124,200
Sprint Nextel Corp., 8.375%, 8/15/2017		640,000	699,200
Telefonica Emisiones SAU, 6.421%, 6/20/2016		1,710,000	1,876,875
Telesat Canada, 11.0%, 11/1/2015		875,000	958,125
Verizon Communications, Inc., 8.95%, 3/1/2039		690,000	1,020,948
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022		800,000	800,000
West Corp.:
144A, 7.875%, 1/15/2019		290,000	289,275
144A, 8.625%, 10/1/2018		75,000	77,813
Windstream Corp.:
7.0%, 3/15/2019		255,000	259,462
7.5%, 4/1/2023		345,000	350,606
7.75%, 10/15/2020		190,000	201,400
7.875%, 11/1/2017		815,000	871,031
8.125%, 9/1/2018		435,000	465,450

			31,720,139
Utilities 3.7%
AES Corp.:
144A, 7.375%, 7/1/2021		590,000	610,650
8.0%, 6/1/2020		930,000	1,004,400
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	501,975
144A, 7.875%, 7/31/2020		555,000	585,525
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		855,000	991,800
Edison Mission Energy, 7.0%, 5/15/2017		760,000	577,600
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,195,000	525,800
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		150,000	158,272
Eskom Holdings Ltd., 144A, 5.75%, 1/26/2021		1,800,000	1,903,500
Ferrellgas LP, 6.5%, 5/1/2021		125,000	120,625
IPALCO Enterprises, Inc.:
144A, 5.0%, 5/1/2018		1,710,000	1,697,132
144A, 7.25%, 4/1/2016		205,000	228,559
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,710,000	2,099,025
NRG Energy, Inc.:
7.375%, 1/15/2017		1,795,000	1,882,506
144A, 7.625%, 1/15/2018		215,000	218,763
8.25%, 9/1/2020		225,000	231,750
San Diego Gas & Electric Co., 6.0%, 6/1/2026		1,020,000	1,189,850
Suburban Propane Partners LP, 7.375%, 3/15/2020		90,000	96,075
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		295,000	143,075
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,291,338

			16,058,220

Total Corporate Bonds (Cost $282,520,479)			293,175,405
Commercial Mortgage-Backed Securities 2.3%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501% **, 10/15/2049		755,878	695,189
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.178% **, 12/15/2035		1,710,000	1,715,315
Greenwich Capital Commercial Funding Corp., "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,576,987
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2006-LDP7, 5.88% **, 4/15/2045		860,000	959,032
LB-UBS Commercial Mortgage Trust:
"E", Series 2005-C2, 5.341% **, 4/15/2040		1,700,000	1,389,900
"A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,757,222
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.269% **, 12/15/2044		860,000	941,446

Total Commercial Mortgage-Backed Securities (Cost $9,897,457)			10,035,091
Collateralized Mortgage Obligations 5.2%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.848% **, 2/25/2034		773,903	660,877
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.281% **, 12/25/2035		2,411,447	2,215,394
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		17,286	17,096
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		473,393	330,208
Countrywide Home Loans:
"A16", Series 2005-21, 5.0%, 10/25/2035		1,217,119	1,192,862
"2A5", Series 2004-13, 5.75%, 8/25/2034		1,518,815	1,343,099
Federal Home Loan Mortgage Corp., "A", Series 172, Interest Only, 6.5%, 1/1/2024		1,323,283	233,562
Federal National Mortgage Association, "BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		2,243,388	312,084
Government National Mortgage Association, "XA", Series 2009-118, 5.0%, 12/20/2039		1,310,315	1,326,692
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 5.644% **, 4/25/2036		3,229,224	2,764,180
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		619,025	609,937
Merrill Lynch Mortgage Investors Trust:
"2A1A", Series 2005-A9, 2.663% **, 12/25/2035		216,793	213,713
"2A", Series 2003-A6, 3.182% **, 10/25/2033		1,281,539	1,186,398
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 1.653% **, 10/25/2035		1,850,898	1,628,052
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		827,515	802,958
Vericrest Opportunity Loan Transferee:
"M", Series 2010-NPL1, 144A, 6.0% **, 5/25/2039		688,165	677,319
"A2", Series 2011-NL1A, 144A, 9.077%, 12/26/2050		1,700,000	1,700,000
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.718% **, 10/25/2035		572,016	536,064
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.757% **, 12/25/2034		1,214,346	1,073,109
"2A16", Series 2005-AR10, 2.761% **, 6/25/2035		1,931,756	1,664,326
"A3", Series 2005-4, 5.0%, 4/25/2035		403,346	402,178
"B1", Series 2004-1, 5.5%, 2/25/2034		1,641,558	1,571,266
"A19", Series 2006-11, 6.0%, 9/25/2036		291,368	291,290

Total Collateralized Mortgage Obligations (Cost $22,726,569)			22,752,664
Government & Agency Obligations 9.6%
Other Government Related (d) 1.6%
Citibank NA, FDIC Guaranteed, 0.298% **, 5/7/2012		750,000	750,629
International Bank for Reconstruction & Development, 5.25%, 4/9/2025		1,710,000	1,687,770
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.497% **, 12/26/2012		1,158,000	1,163,381
Nak Naftogaz Ukraine, 9.5%, 9/30/2014		400,000	439,500
Penerbangan Malaysia Bhd., 144A, 5.625%, 3/15/2016		1,800,000	2,015,577
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020		850,000	909,861

			6,966,718
Sovereign Bonds 5.4%
Dominican Republic, 144A, 7.5%, 5/6/2021		800,000	842,000
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	891,842
Government of Ukraine:
144A, 6.25%, 6/17/2016		500,000	505,000
144A, 7.75%, 9/23/2020		855,000	897,750
MDC-GMTN BV, 144A, 5.5%, 4/20/2021		800,000	833,997
Republic of Argentina:
Series NY, 8.28%, 12/31/2033		526,911	470,268
Series 1, 8.75%, 6/2/2017		855,000	895,613
Republic of Argentina-Inflation Linked Bond, 5.83% **, 12/31/2033	ARS	458	145
Republic of Belarus, 8.75%, 8/3/2015		855,000	756,675
Republic of Colombia, 4.375%, 7/12/2021		800,000	823,200
Republic of Croatia, 144A, 6.375%, 3/24/2021		1,710,000	1,733,598
Republic of Ghana, 144A, 8.5%, 10/4/2017		975,000	1,105,455
Republic of Greece, 4.5%, 9/20/2037	EUR	8,000,000	5,103,866
Republic of Lithuania, 144A, 7.375%, 2/11/2020		1,435,000	1,669,981
Republic of Peru, 8.75%, 11/21/2033		855,000	1,224,787
Republic of South Africa, 6.25%, 3/8/2041		1,250,000	1,371,875
Republic of Uruguay, 7.625%, 3/21/2036		605,000	774,400
Republic of Venezuela:
7.65%, 4/21/2025		1,710,000	1,102,950
8.5%, 10/8/2014		800,000	748,000
Russian Federation, REG S, 7.5%, 3/31/2030		1,379,355	1,648,329

			23,399,731
US Treasury Obligations 2.6%
US Treasury Bills, 0.135% ***, 9/15/2011 (e)		754,000	753,918
US Treasury Bonds:
3.875%, 8/15/2040		435,000	415,833
4.25%, 11/15/2040		655,000	667,793
US Treasury Notes:
0.875%, 2/29/2012		7,000,000	7,025,690
3.125%, 5/15/2021		1,500,000	1,541,010
3.625%, 2/15/2021		775,000	831,611

			11,235,855

Total Government & Agency Obligations (Cost $43,532,438)			41,602,304
Loan Participations and Assignments 3.3%
Senior Loans ** 1.8%
Buffets, Inc., Letter of Credit, First Lien, 7.496%, 4/22/2015		46,867	37,259
Charter Communications Operating LLC:
Replacement Term Loan, 2.19%, 3/6/2014		3,422	3,425
Term Loan, 3.5%, 9/6/2016		1,186,186	1,182,153
New Term Loan, 7.25%, 3/6/2014		25,431	25,537
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017		140,000	136,501
Clear Channel Communications, Inc., Term Loan B, 3.836%, 1/28/2016		684,458	570,123
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017		417,903	418,093
Ford Motor Co., Term Loan B1, 2.94%, 12/16/2013		467,009	467,310
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.187%, 3/26/2014		935,003	769,975
Letter of Credit, 2.246%, 3/26/2014		57,818	47,613
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		400,000	405,626
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		298,500	299,200
Tomkins LLC, New Term Loan B, 4.25%, 9/29/2016		3,165,945	3,173,274
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		365,375	254,268
VML US Finance LLC:
Term Delay Draw B, 4.69%, 5/25/2012		95,647	95,585
Term Loan B, 4.69%, 5/27/2013		165,591	165,482

			8,051,424
Sovereign Loans 1.5%
Alfa Bank OJSC, 144A, 7.75%, 4/28/2021		800,000	810,000
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,315,625
Privatbank CJSC, 9.375%, 9/23/2015		400,000	409,000
Russian Railways, 5.739%, 4/3/2017		855,000	910,575
Sberbank of Russia, 5.717%, 6/16/2021		1,800,000	1,800,000
Severstal JSC, 144A, 6.25%, 7/26/2016		800,000	806,551
Vimpel Communications, 144A, 7.748%, 2/2/2021		385,000	397,101

			6,448,852

Total Loan Participations and Assignments (Cost $14,432,752)			14,500,276
Municipal Bonds and Notes 0.8%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	908,343
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028 (f)		1,700,000	1,733,660
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	845,296

Total Municipal Bonds and Notes (Cost $3,424,407)			3,487,299
Convertible Bonds 3.6%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		350,000	486,500
Hengdeli Holdings Ltd., 2.5%, 10/20/2015	HKD	1,000,000	143,320
Sonic Automotive, Inc., 5.0%, 10/1/2029		155,000	212,350
Virgin Media, Inc., 6.5%, 11/15/2016		133,000	215,626

			1,057,796
Consumer Staples 0.4%
AEON Co., Ltd., 0.3%, 11/22/2013	JPY	15,000,000	222,608
Archer-Daniels-Midland Co., 0.875%, 2/15/2014		501,000	525,424
Marine Harvest ASA, 4.5%, 2/23/2015	EUR	100,000	140,313
Molson Coors Brewing Co., 2.5%, 7/30/2013		300,000	328,875
Pescanova SA, 5.125%, 4/20/2017	EUR	100,000	141,978
Tem, 4.25%, 1/1/2015	EUR	48,053	76,281
Tyson Foods, Inc., 3.25%, 10/15/2013		240,000	291,300

			1,726,779
Energy 0.0%
Alliance Oil Co., Ltd., 7.25%, 7/16/2014		100,000	125,956
China Petroleum & Chemical Corp., Zero Coupon, 4/24/2014	HKD	730,000	106,895

			232,851
Financials 1.0%
Billion Express Investments Ltd., 0.75%, 10/18/2015		800,000	915,600
Boston Properties LP, 144A, 3.625%, 2/15/2014		225,000	251,156
Fortis Bank SA, 3.494% **, 12/19/2049	EUR	500,000	386,167
Glory River Holdings Ltd., 1.0%, 7/29/2015	HKD	900,000	121,684
Industrivarden AB, REG S, 1.875%, 2/27/2017	EUR	300,000	418,353
Kloeckner & Co. Financial Services SA, 1.5%, 7/27/2012	EUR	100,000	140,098
Lukoil International Finance BV, 2.625%, 6/16/2015		700,000	821,625
NASDAQ OMX Group, Inc., 2.5%, 8/15/2013		300,000	303,000
ORIX Corp., 1.0%, 3/31/2014	JPY	33,000,000	536,015
Paka Capital Ltd., Zero Coupon, 3/12/2013		100,000	99,250
QBE Funding Trust, Zero Coupon, 5/12/2030		700,000	434,350

			4,427,298
Health Care 0.5%
Amgen, Inc., Series B, 0.375%, 2/1/2013		375,000	375,469
Dendreon Corp., 2.875%, 1/15/2016		110,000	117,700
Gilead Sciences, Inc., 144A, 1.0%, 5/1/2014		450,000	504,000
Medtronic, Inc., Series B, 1.625%, 4/15/2013		375,000	380,156
Mylan, Inc., 1.25%, 3/15/2012		140,000	147,700
Shire PLC, 2.75%, 5/9/2014		450,000	547,425

			2,072,450
Industrials 0.1%
Asahi Glass Co., Ltd., Zero Coupon, 11/14/2014	JPY	30,000,000	412,532
Information Technology 0.8%
Advanced Micro Devices, Inc., 6.0%, 5/1/2015		400,000	407,000
EMC Corp., Series B, 1.75%, 12/1/2013		230,000	383,238
Epistar Corp., Zero Coupon, 1/27/2016		200,000	187,850
Hitachi Ltd., Series 8, 0.1%, 12/12/2014	JPY	22,000,000	435,228
Hon Hai Precision Industry Co., Ltd., Zero Coupon, 10/12/2013		100,000	97,500
Intel Corp., 2.95%, 12/15/2035		675,000	693,562
Microsoft Corp., 144A, Zero Coupon, 6/15/2013		450,000	465,187
SanDisk Corp., 1.0%, 5/15/2013		225,000	217,406
Symantec Corp., Series B, 1.0%, 6/15/2013		375,000	446,719

			3,333,690
Materials 0.1%
Anglogold Ashanti Holdings Finance PLC, 3.5%, 5/22/2014		100,000	115,550
Newmont Mining Corp., Series A, 1.25%, 7/15/2014		133,000	177,223
Talvivaara Mining Co., PLC, 4.0%, 12/16/2015	EUR	100,000	146,384

			439,157
Telecommunication Services 0.1%
Reliance Communications Ltd., Zero Coupon, 3/1/2012		100,000	116,750
SK Telecom Co., Ltd., 1.75%, 4/7/2014		130,000	145,275

			262,025
Other Government Related (d) 0.4%
Kreditanstalt fuer Wiederaufbau:
1.5%, 7/30/2014	EUR	500,000	789,935
3.25%, 6/27/2013	EUR	600,000	896,625

			1,686,560

Total Convertible Bonds (Cost $13,989,797)			15,651,138
Preferred Securities 0.9%
Financials 0.8%
Capital One Capital VI, 8.875%, 5/15/2040		1,670,000	1,748,286
JPMorgan Chase Capital XXIII, 1.261% **, 5/15/2047		1,000,000	781,179
USB Capital XIII Trust, 6.625%, 12/15/2039		855,000	892,595

			3,422,060
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		530,000	446,525

Total Preferred Securities (Cost $3,560,915)			3,868,585

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $14,000)	14	14,000

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,766	35,064
Dex One Corp.*	2,278	4,602
Postmedia Network Canada Corp.*	3,739	53,349
SuperMedia, Inc.*	426	1,555
Trump Entertainment Resorts, Inc.*	23	419
Vertis Holdings, Inc.*	226	4,009

		98,998
Industrials 0.0%
Congoleum Corp.*	480,000	0
Quad Graphics, Inc.	278	9,358

		9,358
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	9,017
GEO Specialty Chemicals, Inc. 144A*	966	821

		9,838

Total Common Stocks (Cost $1,423,195)		118,194
Preferred Stock 0.1%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $592,350)	650	590,566
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	574	98
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	315	4,533

Total Warrants (Cost $70,220)		4,631
Open-End Investment Company 2.4%
DWS Floating Rate Plus Fund "Institutional" (g) (Cost $9,239,065)	1,114,287	10,418,583

	Contracts	Value ($)
Call Options Purchased 0.0%
Call Options
Floating Rate - LIBOR, Effective Date 6/28/2011, Expiration Date 9/28/2011, Cap Rate 3.205%	8,886,000	40,351
Floating Rate - LIBOR, Effective Date 7/12/2011, Expiration Date 10/12/2011, Cap Rate 3.188%	8,886,000	41,911

Total Call Options Purchased (Cost $81,973)		82,262
Put Options Purchased 0.0%
Put Options
Floating Rate - LIBOR, Effective Date 6/27/2011, Expiration Date 9/17/2011, Cap Rate 3.178% (Cost $39,987)	8,886,000	40,138

	Shares	Value ($)
Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 0.13% (h) (i) (Cost $4,608,844)	4,608,844	4,608,844
Cash Equivalents 3.0%
Central Cash Management Fund, 0.12% (h) (Cost $13,076,835)	13,076,835	13,076,835

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $423,231,283) †	99.6	434,026,815
Other Assets and Liabilities, Net	0.4	1,622,383

Net Assets	100.0	435,649,198

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	270,000	USD	272,475	135
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	218,377	EUR	62,954	188
Radnor Holdings Corp.*	11.0%	3/15/2010	100,000	USD	88,363	10
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	365,375	USD	365,147	254,268
Tropicana Entertainment LLC*	9.625%	12/15/2014	660,000	USD	520,338	330
Wolverine Tube, Inc.*	15.0%	3/31/2012	350,361	USD	350,595	168,173
					1,659,872	423,104

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $423,785,546.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $10,241,269.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,278,341 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,037,072.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $4,419,052 which is 1.0% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	100	12,018,787	88,306
10 Year Japanese Government Bond	JPY	9/8/2011	2	3,684,614	22,342
Federal Republic of Germany Euro-Bund	EUR	9/8/2011	140	26,223,987	941,807
United Kingdom Long Gilt Bond	GBP	9/28/2011	281	57,697,487	2,195,541
Total unrealized appreciation					3,247,996

At July 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	6	721,127	(23,358)
10 Year Canadian Government Bond	CAD	9/21/2011	147	19,619,488	(495,411)
10 Year US Treasury Note	USD	9/21/2011	216	27,148,500	(778,596)
2 Year US Treasury Note	USD	9/30/2011	88	19,353,125	(45,819)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2011	336	52,352,219	(513,732)
Total unrealized depreciation					(1,856,916)

At July 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

3/21/2011 6/20/2016	740,0001	5.0%	Ally Financial Corp., 8.3%, 2/12/2015, B+	52,070	41,349	10,721
9/21/2009 12/20/2014	1,710,0002	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	11,305	(43,280)	54,585
6/21/2010 9/20/2013	400,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	35,957	4,903	31,054
6/21/2010 9/20/2015	560,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	61,663	(9,983)	71,646
12/20/2010 3/20/2016	1,710,0005	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(18,194)	(736)	(17,458)
3/21/2011 6/20/2016	740,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	35,371	27,083	8,288
Total net unrealized appreciation					158,836

(j)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At July 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/13/2012 4/13/2016	8,500,0006	Floating — LIBOR	Fixed — 3.04%	437,104	726	436,378
6/23/2012 6/23/2022	7,000,0006	Fixed — 3.6%	Floating — LIBOR	(168,434)	(14,634)	(153,800)
10/28/2010 10/28/2025	810,0005	Floating — LIBOR	Floating — 4.154%††	(32,032)	—	(32,032)
11/1/2010 11/1/2025	1,380,0007	Floating — LIBOR	Floating — 4.123%††	(58,835)	—	(58,835)
11/12/2010 11/12/2025	1,630,0005	Floating — LIBOR	Floating — 4.264%††	(30,712)	—	(30,712)
11/15/2010 11/15/2025	1,630,0007	Floating — LIBOR	Floating — 4.56%††	(59,122)	—	(59,122)
11/16/2010 11/16/2025	810,0005	Floating — LIBOR	Floating — 4.56%††	(8,556)	—	(8,556)
11/19/2010 11/19/2025	810,0007	Floating — LIBOR	Floating — 5.072%††	(25,119)	—	(25,119)
11/23/2010 11/23/2025	410,0005	Floating — LIBOR	Floating — 4.808%††	(2,121)	—	(2,121)
Total net unrealized appreciation					66,081

††	These interest rate swaps are shown at their current rate as of July 31, 2011.

At July 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

4/26/2011 4/26/2012	6,900,0006	0.07%	BNP Paribas BPSTAR Enhanced Momentum Index	(73)	—	(73)
6/9/2010 6/1/2012	15,500,0003	0.45%	Citi Global Interest Rate Strategy Index	(127,537)	—	(127,537)
Total unrealized depreciation					(127,610)

Counterparties:
1	The Goldman Sachs & Co.
2	JPMorgan Chase Securities, Inc.
3	Citibank, Inc.
4	Bank of America
5	Morgan Stanley
6	BNP Paribas
7	Barclays Bank PLC
LIBOR: London InterBank Offered Rate

As of July 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	4,179,414	CHF	3,500,000	8/11/2011	268,442	Bank of America
USD	4,292,307	JPY	335,000,000	8/11/2011	59,853	Nomura International PLC
USD	3,169,610	AUD	2,900,000	8/11/2011	11,331	Barclays Bank PLC
USD	2,138,966	EUR	1,500,000	8/15/2011	15,663	BNP Paribas
EUR	8,000,000	USD	11,673,600	8/15/2011	182,247	Nomura International PLC
USD	2,050,570	CAD	1,975,000	8/15/2011	15,816	Morgan Stanley
EUR	1,500,000	USD	2,155,940	8/15/2011	1,311	BNP Paribas
USD	4,096,677	GBP	2,540,000	8/23/2011	81,998	UBS AG
USD	1,192,866	EUR	840,000	8/23/2011	15,089	UBS AG
USD	4,987,748	NOK	27,540,000	8/23/2011	129,122	UBS AG
USD	210,908	NZD	250,000	8/23/2011	8,193	UBS AG
USD	4,227,376	SEK	27,360,000	8/23/2011	119,695	UBS AG
AUD	3,763,000	NZD	4,695,061	8/31/2011	1,559	Nomura International PLC
Total unrealized appreciation					910,319

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	3,500,000	USD	4,142,404	8/11/2011	(305,452)	Morgan Stanley
JPY	335,000,000	USD	4,148,689	8/11/2011	(203,471)	Morgan Stanley
EUR	2,298,400	USD	3,270,540	8/11/2011	(31,220)	JPMorgan Chase Securities, Inc.
AUD	2,900,000	USD	3,076,938	8/11/2011	(104,003)	Credit Suisse
GBP	6,750,000	USD	11,044,748	8/15/2011	(33,292)	Credit Suisse
USD	5,751,232	EUR	4,000,000	8/15/2011	(5,556)	Morgan Stanley
CAD	1,975,000	USD	2,014,607	8/15/2011	(51,779)	BNP Paribas
EUR	3,400,000	USD	4,809,300	8/19/2011	(80,471)	Credit Suisse
AUD	4,830,000	USD	5,174,282	8/23/2011	(125,083)	UBS AG
CHF	8,260,000	USD	10,131,861	8/23/2011	(353,072)	UBS AG
CAD	1,880,000	USD	1,966,568	8/23/2011	(3,524)	UBS AG
JPY	230,130,000	USD	2,913,573	8/23/2011	(68,625)	UBS AG
NZD	4,762,807	AUD	3,763,000	8/31/2011	(60,977)	HSBC Bank USA
Total unrealized depreciation					(1,426,525)

Currency Abbreviations

ARS	Argentine Peso	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(l)
Corporate Bonds	$—	$292,180,604	$994,801	$293,175,405
Commercial Mortgage-Backed Securities	—	10,035,091	—	10,035,091
Collateralized Mortgage Obligations	—	21,052,664	1,700,000	22,752,664
Government & Agency Obligations	—	39,914,534	1,687,770	41,602,304
Loan Participations and Assignments	—	14,500,276	—	14,500,276
Municipal Bonds and Notes	—	3,487,299	—	3,487,299
Convertible Bonds	—	15,651,138	—	15,651,138
Preferred Securities	—	3,868,585	—	3,868,585
Other Investments	—	—	14,000	14,000
Common Stocks(l)	103,928	—	14,266	118,194
Preferred Stock	—	590,566	—	590,566
Warrants(l)	—	—	4,631	4,631
Open-End Investment Company	10,418,583	—	—	10,418,583
Short-Term Investments(l)	17,685,679	—	—	17,685,679
Derivatives(m)	3,247,996	1,522,991	122,400	4,893,387
Total	$31,456,186	$402,803,748	$4,537,868	$438,797,802

Liabilities
Derivatives(m)	$(1,856,916)	$(1,941,890)	$—	$(3,798,806)
Total	$(1,856,916)	$(1,941,890)	$—	$(3,798,806)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and  forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Collateralized Mortgage Obligations	Government & Agency Obligations	Other Investments	Common Stocks	Warrants	Call Options Purchased	Put Options Purchased	Total	Written Options
Balance as of October 31, 2010	$3,174,862		$—	$1,708,290	$14,000	$10,257	$17	$658	$—	$4,908,084	$(439,814)
Realized gain (loss)	(1,166,023)		—	—	—	—	—	(331,530)	—	(1,497,553)	(53,865)
Change in unrealized appreciation (depreciation)	1,182,919		0	(20,520)	0	1,928	4,614	334,171	151	1,503,263	258,554
Amortization premium/discount	37,807		—	—	—	—	—	—	—	37,807	—
Net purchases (sales)	(2,051,550)		1,700,000	—	—	2,081	—	78,963	39,987	(230,519)	235,125
Transfers into Level 3	—		—	—	—	—	—	—	—	—	—
Transfers (out) of Level 3	(183,214	)(n)	—	—	—	—	—	—	—	(183,214)	—
Balance as of July 31, 2011	$994,801		$1,700,000	$1,687,770	$14,000	$14,266	$4,631	$82,262	$40,138	$4,537,868	$—
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2011	$28,280		$0	$(20,520)	$0	$1,928	$4,614	$289	$151	$14,742	$—

Transfers between price levels are recognized at the beginning of the reporting period.
(n)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$158,836	$—	$—
Foreign Exchange Contracts	$—	$—	$(516,206)	$—
Interest Rate Contracts	$1,391,080	$(61,529)	$—	$440

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund (formerly DWS Strategic Income Fund), a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011